                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837

                                   ----------

                          THE SELECT SECTOR SPDR TRUST
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
               (Address of principal executive offices)(Zip code)

                (Name and Address of Agent for Service) Copy to:

                Ryan M. Louvar, Esq.              Leonard Mackey, Esq.
          Vice President and Senior Counsel      Clifford Chance US LLP
         State Street Bank and Trust Company       31 West 52nd Street
                      CHP/0326                  New York, New York 10019
                 One Lincoln Street
                  Boston, MA 02111

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 2.3%
Johnson Controls, Inc. .................   1,045,057   $   28,467,353
The Goodyear Tire & Rubber Co. (a)......     377,071        5,316,701
                                                       --------------
                                                           33,784,054
                                                       --------------
AUTOMOBILES -- 4.1%
Ford Motor Co. (a)......................   5,150,178       51,501,780
Harley-Davidson, Inc. (b)...............     365,080        9,200,016
                                                       --------------
                                                           60,701,796
                                                       --------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ......................     248,448        9,431,086
                                                       --------------
DIVERSIFIED CONSUMER SERVICES -- 2.0%
Apollo Group, Inc. (Class A) (a)........     200,275       12,132,660
DeVry, Inc. (b).........................      96,284        5,462,191
H&R Block, Inc. ........................     522,164       11,811,350
                                                       --------------
                                                           29,406,201
                                                       --------------
HOTELS, RESTAURANTS & LEISURE -- 15.3%
Carnival Corp. (a)......................     680,501       21,565,077
Darden Restaurants, Inc. ...............     217,477        7,626,918
International Game Technology...........     462,517        8,681,444
Marriott International, Inc. (Class
  A) (b)................................     394,993       10,763,559
McDonald's Corp. .......................   1,680,588      104,935,915
Starbucks Corp. (a).....................   1,156,937       26,678,967
Starwood Hotels & Resorts Worldwide,
  Inc. (b)..............................     291,272       10,651,817
Wyndham Worldwide Corp. (b).............     278,116        5,609,600
Wynn Resorts, Ltd. (b)..................     107,373        6,252,330
Yum! Brands, Inc. ......................     728,365       25,470,924
                                                       --------------
                                                          228,236,551
                                                       --------------
HOUSEHOLD DURABLES -- 3.6%
Black & Decker Corp. ...................      93,828        6,082,869
D.R. Horton, Inc. (b)...................     430,454        4,679,035
Fortune Brands, Inc. ...................     234,129       10,114,373
Harman International Industries, Inc. ..     108,240        3,818,707
Leggett & Platt, Inc. (b)...............     237,304        4,841,002
Lennar Corp. (Class A)..................     249,858        3,190,687
Newell Rubbermaid, Inc. (b).............     432,484        6,491,585
Pulte Homes, Inc. (a)(b)................     491,615        4,916,150
Whirlpool Corp. ........................     115,693        9,331,797
                                                       --------------
                                                           53,466,205
                                                       --------------
INTERNET & CATALOG RETAIL -- 6.3%
Amazon.com, Inc. (a)....................     519,213       69,844,533
Expedia, Inc. (a)(b)....................     328,246        8,439,204
priceline.com, Inc. (a)(b)..............      68,224       14,906,944
                                                       --------------
                                                           93,190,681
                                                       --------------
LEISURE EQUIPMENT & PRODUCTS -- 1.3%
Eastman Kodak Co. (a)(b)................     417,652        1,762,491
Hasbro, Inc. (b)........................     194,008        6,219,896
Mattel, Inc. ...........................     562,923       11,247,202
                                                       --------------
                                                           19,229,589
                                                       --------------
MEDIA -- 30.2%
CBS Corp. (Class B).....................   1,054,559       14,816,554
Comcast Corp. (Class A).................   4,445,674       74,954,064
DIRECTV (Class A) (a)...................   1,490,093       49,694,601
Gannett Co., Inc. (b)...................     367,914        5,463,523
Interpublic Group of Cos., Inc. (a)(b)..     757,060        5,587,103
McGraw-Hill Cos., Inc. .................     490,355       16,431,796
Meredith Corp. .........................      57,240        1,765,854
New York Times Co. (Class A) (a)........     180,111        2,226,172
News Corp. (Class A)....................   3,508,923       48,037,156
Omnicom Group, Inc. ....................     484,742       18,977,649
Scripps Networks Interactive (Class A)..     139,326        5,782,029
The Walt Disney Co. ....................   2,994,182       96,562,369
The Washington Post Co. (Class B) (b)...       9,626        4,231,590
Time Warner Cable, Inc. (b).............     548,885       22,718,350
Time Warner, Inc. ......................   1,818,314       52,985,670
Viacom, Inc. (Class B) (a)..............     945,305       28,103,918
                                                       --------------
                                                          448,338,398
                                                       --------------
MULTILINE RETAIL -- 8.7%
Big Lots, Inc. (a)......................     128,659        3,728,538
Family Dollar Stores, Inc. .............     216,128        6,014,842
J.C. Penney Co., Inc. (b)...............     367,340        9,774,917
Kohl's Corp. (a)........................     477,497       25,751,413
Macy's, Inc. ...........................     655,673       10,989,080
Nordstrom, Inc. ........................     257,456        9,675,197
Sears Holdings Corp. (a)(b).............      75,624        6,310,823
Target Corp. ...........................   1,171,571       56,668,889
                                                       --------------
                                                          128,913,699
                                                       --------------
SPECIALTY RETAIL -- 20.4%
Abercrombie & Fitch Co. (Class A) (b)...     136,995        4,774,276
AutoNation, Inc. (a)(b).................     144,236        2,762,119
AutoZone, Inc. (a)......................      46,652        7,374,282
Bed Bath & Beyond, Inc. (a).............     409,071       15,802,413
Best Buy Co., Inc. .....................     531,879       20,987,945
GameStop Corp. (Class A) (a)(b).........     256,467        5,626,886
Limited Brands, Inc. ...................     416,565        8,014,711
Lowe's Cos., Inc. ......................   2,292,376       53,618,675
O'Reilly Automotive, Inc. (a)(b)........     213,633        8,143,690
Office Depot, Inc. (a)(b)...............     429,039        2,767,301
RadioShack Corp. (b)....................     195,474        3,811,743
Ross Stores, Inc. ......................     194,780        8,319,054
Staples, Inc. ..........................   1,127,360       27,721,782
The Gap, Inc. ..........................     741,399       15,532,309
The Home Depot, Inc. ...................   2,648,123       76,610,198
The Sherwin-Williams Co. (b)............     148,233        9,138,564
Tiffany & Co. ..........................     193,766        8,331,938
TJX Cos., Inc. .........................     653,654       23,891,054
                                                       --------------
                                                          303,228,940
                                                       --------------
TEXTILES, APPAREL & LUXURY GOODS -- 5.1%
Coach, Inc. ............................     496,680       18,143,720
NIKE, Inc. (Class B)....................     606,725       40,086,321
Polo Ralph Lauren Corp. (b).............      89,425        7,241,637
V.F. Corp. .............................     138,313       10,130,044
                                                       --------------
                                                           75,601,722
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $1,639,127,545).................                1,483,528,922
                                                       --------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
SHORT TERM INVESTMENTS -- 4.3%
MONEY MARKET FUNDS -- 4.3%
State Street Institutional Liquid
  Reserves Fund (c).....................     517,407   $      517,407
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  63,587,181       63,587,181
                                                       --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $64,104,588)....................                   64,104,588
                                                       --------------
TOTAL INVESTMENTS -- 104.2% (e)
  (Cost $1,703,232,133).................                1,547,633,510
OTHER ASSETS AND
  LIABILITIES -- (4.2)% ................                  (62,132,094)
                                                       --------------
NET ASSETS -- 100.0%....................               $1,485,501,416
                                                       ==============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 16.0%
Brown-Forman Corp. (Class B) (a)........      327,388   $   17,538,175
Coca-Cola Enterprises, Inc. ............      949,152       20,122,022
Constellation Brands, Inc. (Class
  A) (a)(b).............................      621,261        9,896,688
Dr. Pepper Snapple Group, Inc. .........      522,436       14,784,939
Molson Coors Brewing Co. (Class B)......      547,446       24,722,661
Pepsi Bottling Group, Inc. .............      492,019       18,450,713
PepsiCo, Inc. ..........................    1,612,104       98,015,923
The Coca-Cola Co. ......................    2,789,682      159,011,874
                                                        --------------
                                                           362,542,995
                                                        --------------
FOOD & STAPLES RETAILING -- 25.8%
Costco Wholesale Corp. .................      995,923       58,928,764
CVS Caremark Corp. .....................    3,246,389      104,566,190
Safeway, Inc. ..........................    1,038,135       22,101,894
SUPERVALU, Inc. (a).....................      692,839        8,805,984
Sysco Corp. (a).........................    1,379,889       38,554,099
The Kroger Co. .........................    1,596,426       32,774,626
Wal-Mart Stores, Inc. ..................    4,384,689      234,361,627
Walgreen Co. ...........................    2,150,130       78,952,773
Whole Foods Market, Inc. (a)(b).........      289,152        7,937,222
                                                        --------------
                                                           586,983,179
                                                        --------------
FOOD PRODUCTS -- 17.2%
Archer-Daniels-Midland Co. .............    1,531,630       47,955,335
Campbell Soup Co. (a)...................      574,402       19,414,788
ConAgra Foods, Inc. ....................    1,138,354       26,239,060
Dean Foods Co. (b)......................      371,097        6,694,590
General Mills, Inc. ....................      770,867       54,585,092
H.J. Heinz Co. .........................      798,935       34,162,461
Hormel Foods Corp. (a)..................      143,556        5,519,728
Kellogg Co. (a).........................      643,598       34,239,414
Kraft Foods, Inc. (Class A) (a)(b)......    3,037,463       82,558,244
McCormick & Co., Inc. (a)...............      442,105       15,973,254
Sara Lee Corp. .........................    1,694,106       20,634,211
The Hershey Co. (a).....................      430,288       15,400,007
The J.M. Smucker Co. (a)................      244,766       15,114,300
Tyson Foods, Inc. (Class A) (a).........    1,006,469       12,349,375
                                                        --------------
                                                           390,839,859
                                                        --------------
HOUSEHOLD PRODUCTS -- 23.7%
Clorox Co. .............................      374,962       22,872,682
Colgate-Palmolive Co. ..................    1,115,054       91,601,686
Kimberly-Clark Corp. ...................      933,250       59,457,358
The Procter & Gamble Co. ...............    6,004,443      364,049,379
                                                        --------------
                                                           537,981,105
                                                        --------------
PERSONAL PRODUCTS -- 2.8%
Avon Products, Inc. ....................    1,049,252       33,051,438
Mead Johnson Nutrition Co. (a)..........      419,376       18,326,731
The Estee Lauder Cos., Inc. (Class
  A) (a)................................      242,770       11,740,357
                                                        --------------
                                                            63,118,526
                                                        --------------
TOBACCO -- 14.2%
Altria Group, Inc. .....................    4,261,518       83,653,598
Lorillard, Inc. ........................      329,628       26,446,055
Philip Morris International, Inc. ......    3,913,863      188,609,058
Reynolds American, Inc. (a).............      459,065       24,316,673
                                                        --------------
                                                           323,025,384
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $2,555,093,677).................                 2,264,491,048
                                                        --------------
SHORT TERM INVESTMENTS -- 5.1%
MONEY MARKET FUNDS -- 5.1%
State Street Institutional Liquid
  Reserves Fund (c).....................      213,616          213,616
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  116,336,469      116,336,469
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $116,550,085)...................                   116,550,085
                                                        --------------
TOTAL INVESTMENTS -- 104.8% (e)
  (Cost $2,671,643,762).................                 2,381,041,133
OTHER ASSETS AND
  LIABILITIES -- (4.8)% ................                  (108,242,232)
                                                        --------------
NET ASSETS -- 100.0%....................                $2,272,798,901
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 19.9%
Baker Hughes, Inc. (a)..................    1,936,561   $   78,391,989
BJ Services Co. (a).....................    2,675,676       49,767,574
Cameron International Corp. (b).........    1,847,851       77,240,172
Diamond Offshore Drilling, Inc. (a).....      538,209       52,970,530
FMC Technologies, Inc. (a)(b)...........    1,035,524       59,894,708
Halliburton Co. ........................    5,092,794      153,242,171
Nabors Industries, Ltd. (a)(b)..........    2,459,456       53,837,492
National-Oilwell Varco, Inc. ...........    2,503,347      110,372,569
Rowan Cos., Inc. (a)(b).................    1,451,190       32,854,942
Schlumberger, Ltd. .....................    5,908,879      384,608,934
Smith International, Inc. (a)...........    1,928,941       52,409,327
                                                        --------------
                                                         1,105,590,408
                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 80.0%
Anadarko Petroleum Corp. ...............    2,698,684      168,451,855
Apache Corp. ...........................    1,827,727      188,566,595
Cabot Oil & Gas Corp. ..................    1,059,925       46,202,131
Chesapeake Energy Corp. (a).............    4,065,666      105,219,436
Chevron Corp. ..........................    9,662,016      743,878,612
ConocoPhillips..........................    5,170,617      264,063,410
CONSOL Energy, Inc. ....................    1,364,915       67,972,767
Denbury Resources, Inc. (a)(b)..........    2,371,286       35,095,033
Devon Energy Corp. .....................    2,417,510      177,686,985
El Paso Corp. ..........................    5,220,064       51,313,229
EOG Resources, Inc. ....................    1,451,106      141,192,614
Exxon Mobil Corp. ......................   15,106,737    1,030,128,396
Hess Corp. .............................    1,706,289      103,230,485
Marathon Oil Corp. .....................    3,918,878      122,347,371
Massey Energy Co. (a)...................    1,302,031       54,698,322
Murphy Oil Corp. .......................    1,221,978       66,231,208
Noble Energy, Inc. .....................    1,114,607       79,382,311
Occidental Petroleum Corp. .............    3,340,898      271,782,052
Peabody Energy Corp. ...................    1,841,120       83,237,035
Pioneer Natural Resources Co. (a).......    1,232,301       59,359,939
Range Resources Corp. (a)...............    1,167,639       58,206,804
Southwestern Energy Co. (b).............    2,081,837      100,344,543
Spectra Energy Corp. ...................    4,093,526       83,958,218
Sunoco, Inc. (a)........................    1,312,783       34,263,636
Tesoro Corp. (a)........................    2,079,327       28,174,881
The Williams Cos., Inc. ................    3,880,152       81,793,604
Valero Energy Corp. ....................    3,715,875       62,240,906
XTO Energy, Inc. .......................    3,196,819      148,747,988
                                                        --------------
                                                         4,457,770,366
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $6,851,700,789).................                 5,563,360,774
                                                        --------------
SHORT TERM INVESTMENTS -- 4.1%
MONEY MARKET FUNDS -- 4.1%
State Street Institutional Liquid
  Reserves Fund (c).....................    5,259,303        5,259,303
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  222,669,786      222,669,786
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $227,929,089)...................                   227,929,089
                                                        --------------
TOTAL INVESTMENTS -- 104.0% (e)
  (Cost $7,079,629,878).................                 5,791,289,863
OTHER ASSETS AND
  LIABILITIES -- (4.0)% ................                  (220,913,277)
                                                        --------------
NET ASSETS -- 100.0%....................                $5,570,376,586
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 19.2%
Ameriprise Financial, Inc. .............    1,217,588   $   47,266,766
Charles Schwab Corp. ...................    4,552,933       85,686,199
E*TRADE Financial Corp. (a)(b)..........    7,410,881       12,969,042
Federated Investors, Inc. (Class
  B) (a)................................      421,656       11,595,540
Franklin Resources, Inc. ...............      711,843       74,992,660
Invesco Ltd. ...........................    2,049,964       48,153,654
Janus Capital Group, Inc. ..............      871,457       11,721,097
Legg Mason, Inc. (a)....................      777,783       23,457,935
Morgan Stanley..........................    6,496,550      192,297,880
Northern Trust Corp. ...................    1,153,915       60,465,146
State Street Corp. (c)..................    2,363,410      102,902,871
T. Rowe Price Group, Inc. (a)...........    1,230,361       65,516,723
The Bank of New York Mellon Corp. ......    5,754,839      160,962,847
The Goldman Sachs Group, Inc. ..........    2,456,889      414,821,139
                                                        --------------
                                                         1,312,809,499
                                                        --------------
COMMERCIAL BANKS -- 19.0%
BB&T Corp. (a)..........................    3,284,961       83,339,461
Comerica, Inc. (a)......................      723,216       21,385,497
Fifth Third Bancorp (a).................    3,798,275       37,033,181
First Horizon National Corp. (b)........    1,062,498       14,237,477
Huntington Bancshares, Inc. (a).........    3,422,233       12,491,150
KeyCorp.................................    4,205,416       23,340,059
M & T Bank Corp. (a)....................      395,985       26,487,437
Marshall & Ilsley Corp. (a).............    2,507,245       13,664,485
PNC Financial Services Group, Inc. .....    2,204,445      116,372,651
Regions Financial Corp. (a).............    5,686,464       30,081,394
SunTrust Banks, Inc. (a)................    2,383,927       48,369,879
U.S. Bancorp............................    9,139,520      205,730,595
Wells Fargo & Co. ......................   24,427,612      659,301,248
Zions Bancorp (a).......................      661,654        8,489,021
                                                        --------------
                                                         1,300,323,535
                                                        --------------
CONSUMER FINANCE -- 5.5%
American Express Co. ...................    5,682,884      230,270,460
Capital One Financial Corp. ............    2,149,868       82,425,939
Discover Financial Services.............    2,596,560       38,195,398
SLM Corp. (a)(b)........................    2,270,039       25,583,339
                                                        --------------
                                                           376,475,136
                                                        --------------
DIVERSIFIED FINANCIAL SERVICES -- 30.0%
Bank of America Corp. ..................   47,491,297      715,218,933
Citigroup, Inc. ........................   93,193,061      308,469,032
CME Group, Inc. ........................      318,160      106,885,852
IntercontinentalExchange, Inc. (b)......      349,927       39,296,802
JPMorgan Chase & Co. ...................   18,833,694      784,800,029
Leucadia National Corp. (a)(b)..........      908,043       21,602,343
Moody's Corp. (a).......................      939,523       25,179,216
NYSE Euronext...........................    1,244,369       31,482,536
The Nasdaq OMX Group, Inc. (b)..........      705,757       13,988,104
                                                        --------------
                                                         2,046,922,847
                                                        --------------
INSURANCE -- 16.7%
AFLAC, Inc. ............................    2,235,831      103,407,184
American International Group,
  Inc. (a)(b)...........................      644,199       19,313,086
Aon Corp. ..............................    1,308,384       50,163,443
Assurant, Inc. .........................      559,363       16,490,021
Chubb Corp. ............................    1,631,870       80,255,367
Cincinnati Financial Corp. (a)..........      778,727       20,433,797
Genworth Financial, Inc. (Class A) (b)..    2,336,804       26,522,725
Hartford Financial Services Group,
  Inc. (a)..............................    1,829,275       42,548,937
Lincoln National Corp. .................    1,445,782       35,971,056
Loews Corp. ............................    1,724,169       62,673,543
Marsh & McLennan Cos., Inc. ............    2,519,989       55,641,357
MetLife, Inc. ..........................    3,912,907      138,321,263
Principal Financial Group, Inc. (a).....    1,523,277       36,619,579
Prudential Financial, Inc. .............    2,217,222      110,328,967
The Allstate Corp. .....................    2,562,857       76,988,224
The Progressive Corp. (a)...............    3,220,902       57,944,027
The Travelers Cos., Inc. ...............    2,610,654      130,167,208
Torchmark Corp. (a).....................      396,496       17,425,999
Unum Group..............................    1,587,772       30,993,309
XL Capital, Ltd. (Class A)..............    1,637,440       30,014,275
                                                        --------------
                                                         1,142,223,367
                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 8.3%
Apartment Investment & Management Co.
  (Class A).............................      559,895        8,913,528
AvalonBay Communities, Inc. (a).........      389,395       31,973,224
Boston Properties, Inc. (a).............      662,666       44,445,009
Equity Residential Properties
  Trust (a).............................    1,321,075       44,625,914
HCP, Inc. (a)...........................    1,400,216       42,762,597
Health Care REIT, Inc. .................      588,285       26,072,791
Host Hotels & Resorts, Inc. ............    3,016,985       35,208,215
Kimco Realty Corp. .....................    1,922,413       26,010,248
Plum Creek Timber Co., Inc. (a).........      779,271       29,425,273
ProLogis (a)............................    2,264,581       31,002,114
Public Storage, Inc. ...................      647,616       52,748,323
Simon Property Group, Inc. (a)..........    1,363,048      108,771,230
Ventas, Inc. (a)........................      749,733       32,793,321
Vornado Realty Trust (a)................      748,915       52,379,115
                                                        --------------
                                                           567,130,902
                                                        --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
CB Richard Ellis Group, Inc. (Class
  A) (a)(b).............................    1,291,038       17,519,386
                                                        --------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
Hudson City Bancorp, Inc. (a)...........    2,262,706       31,066,953
People's United Financial, Inc. (a).....    1,666,633       27,832,771
                                                        --------------
                                                            58,899,724
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $6,673,987,168).................                 6,822,304,396
                                                        --------------
SHORT TERM INVESTMENTS -- 4.6%
MONEY MARKET FUNDS -- 4.6%
State Street Institutional Liquid
  Reserves Fund (d).....................    5,836,085        5,836,085

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  312,090,902   $  312,090,902
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $317,926,987)...................                   317,926,987
                                                        --------------
TOTAL INVESTMENTS -- 104.5% (f)
  (Cost $6,991,914,155).................                 7,140,231,383
OTHER ASSETS AND
  LIABILITIES -- (4.5)% ................                  (308,384,088)
                                                        --------------
NET ASSETS -- 100.0%....................                $6,831,847,295
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.8%
BIOTECHNOLOGY -- 12.4%
Amgen, Inc. (a).........................   2,361,859   $  133,610,364
Biogen Idec, Inc. (a)...................     690,496       36,941,536
Celgene Corp. (a).......................   1,073,249       59,758,504
Cephalon, Inc. (a)(b)...................     173,240       10,811,908
Genzyme Corp. (a).......................     634,942       31,118,508
Gilead Sciences, Inc. (a)...............   2,098,615       90,828,057
                                                       --------------
                                                          363,068,877
                                                       --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 16.0%
Baxter International, Inc. .............   1,427,778       83,782,013
Becton, Dickinson & Co. ................     568,033       44,795,082
Boston Scientific Corp. (a).............   3,560,388       32,043,492
C.R. Bard, Inc. ........................     239,974       18,693,974
CareFusion Corp. (a)....................     413,268       10,335,833
DENTSPLY International, Inc. ...........     354,363       12,462,947
Hospira, Inc. (a).......................     374,238       19,086,138
Intuitive Surgical, Inc. (a)............      89,243       27,069,187
Medtronic, Inc. ........................   2,594,877      114,122,690
St. Jude Medical, Inc. (a)..............     800,478       29,441,581
Stryker Corp. ..........................     670,292       33,762,608
Varian Medical Systems, Inc. (a)(b).....     291,241       13,644,641
Zimmer Holdings, Inc. (a)...............     505,384       29,873,248
                                                       --------------
                                                          469,113,434
                                                       --------------
HEALTH CARE PROVIDERS & SERVICES -- 17.6%
Aetna, Inc. ............................   1,039,069       32,938,487
AmerisourceBergen Corp. ................     697,954       18,195,661
Cardinal Health, Inc. ..................     855,044       27,566,619
CIGNA Corp. ............................     655,356       23,114,406
Coventry Health Care, Inc. (a)..........     347,020        8,429,116
DaVita, Inc. (a)........................     238,510       14,010,077
Express Scripts, Inc. (a)...............     674,974       58,351,502
Humana, Inc. (a)........................     423,201       18,574,292
Laboratory Corp. of America
  Holdings (a)(b).......................     247,813       18,546,325
McKesson Corp. .........................     644,261       40,266,313
Medco Health Solutions, Inc. (a)........   1,144,572       73,149,597
Patterson Cos., Inc. (a)(b).............     215,926        6,041,609
Quest Diagnostics, Inc. ................     375,596       22,678,487
Tenet Healthcare Corp. (a)..............   1,043,019        5,621,872
UnitedHealth Group, Inc. ...............   2,733,903       83,329,363
WellPoint, Inc. (a).....................   1,098,044       64,004,985
                                                       --------------
                                                          514,818,711
                                                       --------------
HEALTH CARE TECHNOLOGY -- 0.3%
IMS Health, Inc. .......................     442,973        9,329,011
                                                       --------------
LIFE SCIENCES TOOLS & SERVICES -- 3.3%
Life Technologies Corp. (a).............     416,175       21,736,820
Millipore Corp. (a).....................     146,138       10,573,084
PerkinElmer, Inc. (b)...................     270,897        5,577,769
Thermo Fisher Scientific, Inc. (a)......     953,582       45,476,326
Waters Corp. (a)........................     221,610       13,730,956
                                                       --------------
                                                           97,094,955
                                                       --------------
PHARMACEUTICALS -- 50.2%
Abbott Laboratories.....................   3,059,494      165,182,081
Allergan, Inc. .........................     738,096       46,507,429
Bristol-Myers Squibb Co. (b)............   4,014,664      101,370,266
Eli Lilly & Co. ........................   2,359,594       84,261,102
Forest Laboratories, Inc. (a)...........     708,735       22,757,481
Johnson & Johnson.......................   6,438,542      414,706,490
King Pharmaceuticals, Inc. (a)(b).......     620,506        7,613,609
Merck & Co., Inc. ......................   7,127,836      260,451,127
Mylan, Inc. (a)(b)......................     708,818       13,063,516
Pfizer, Inc. ...........................  18,830,754      342,531,415
Watson Pharmaceuticals, Inc. (a)........     259,154       10,265,090
                                                       --------------
                                                        1,468,709,606
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $3,360,121,086).................                2,922,134,594
                                                       --------------
SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUNDS -- 0.9%
State Street Institutional Liquid
  Reserves Fund (c).....................   2,562,909        2,562,909
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  23,919,126       23,919,126
                                                       --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $26,482,035)....................                   26,482,035
                                                       --------------
TOTAL INVESTMENTS -- 100.7% (e)
  (Cost $3,386,603,121).................                2,948,616,629
OTHER ASSETS AND
  LIABILITIES -- (0.7)% ................                  (20,099,562)
                                                       --------------
NET ASSETS -- 100.0%....................               $2,928,517,067
                                                       ==============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 27.6%
General Dynamics Corp. .................     817,989   $   55,762,310
Goodrich Corp. .........................     372,878       23,957,411
Honeywell International, Inc. ..........   1,568,374       61,480,261
ITT Corp. ..............................     432,570       21,516,032
L-3 Communications Holdings, Inc. ......     226,403       19,685,741
Lockheed Martin Corp. ..................     660,131       49,740,871
Northrop Grumman Corp. .................     660,321       36,878,928
Precision Castparts Corp. ..............     274,180       30,255,763
Raytheon Co. ...........................     817,003       42,091,994
Rockwell Collins, Inc. (a)..............     395,744       21,908,388
The Boeing Co. .........................   1,478,959       80,056,051
United Technologies Corp. ..............   1,898,089      131,746,357
                                                       --------------
                                                          575,080,107
                                                       --------------
AIR FREIGHT & LOGISTICS -- 9.7%
C.H. Robinson Worldwide, Inc. (a).......     326,727       19,188,677
Expeditors International of
  Washington, Inc. .....................     413,079       14,346,234
FedEx Corp. ............................     652,781       54,474,574
United Parcel Service, Inc. (Class B)...   1,969,797      113,007,254
                                                       --------------
                                                          201,016,739
                                                       --------------
AIRLINES -- 0.9%
Southwest Airlines Co. .................   1,584,814       18,114,424
                                                       --------------
BUILDING PRODUCTS -- 0.5%
Masco Corp. (a).........................     778,543       10,751,679
                                                       --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.3%
Avery Dennison Corp. ...................     271,641        9,912,180
Cintas Corp. (a)........................     309,098        8,052,003
Iron Mountain, Inc. (a)(b)..............     352,548        8,023,993
Pitney Bowes, Inc. (a)..................     462,641       10,529,709
R.R. Donnelley & Sons Co. ..............     579,672       12,909,295
Republic Services, Inc. ................     629,430       17,819,163
Stericycle, Inc. (a)(b).................     164,040        9,050,087
Waste Management, Inc. (a)..............   1,040,930       35,193,843
                                                       --------------
                                                          111,490,273
                                                       --------------
CONSTRUCTION & ENGINEERING -- 1.9%
Fluor Corp. ............................     507,106       22,840,054
Jacobs Engineering Group, Inc. (b)......     242,600        9,124,186
Quanta Services, Inc. (b)...............     408,823        8,519,872
                                                       --------------
                                                           40,484,112
                                                       --------------
ELECTRICAL EQUIPMENT -- 5.0%
Emerson Electric Co. ...................   1,551,602       66,098,245
First Solar, Inc. (a)(b)................      94,480       12,792,592
Rockwell Automation, Inc. (a)...........     358,530       16,843,740
Roper Industries, Inc. .................     177,820        9,312,433
                                                       --------------
                                                          105,047,010
                                                       --------------
INDUSTRIAL CONGLOMERATES -- 17.4%
3M Co. .................................   1,414,627      116,947,214
General Electric Co. ...................  15,361,495      232,419,420
Textron, Inc. (a).......................     659,473       12,404,687
                                                       --------------
                                                          361,771,321
                                                       --------------
MACHINERY -- 17.7%
Caterpillar, Inc. ......................   1,293,876       73,737,993
Cummins, Inc. ..........................     724,127       33,208,464
Danaher Corp. (a).......................     569,297       42,811,135
Deere & Co. ............................     920,032       49,764,531
Dover Corp. ............................     438,828       18,259,633
Eaton Corp. ............................     394,944       25,126,338
Flowserve Corp. ........................     108,772       10,282,217
Illinois Tool Works, Inc. ..............     798,691       38,329,181
PACCAR, Inc. (a)........................     823,719       29,876,288
Pall Corp. .............................     333,581       12,075,632
Parker-Hannifin Corp. ..................     394,891       21,276,727
Snap-on, Inc. ..........................     112,820        4,767,773
The Stanley Works.......................     156,663        8,069,711
                                                       --------------
                                                          367,585,623
                                                       --------------
PROFESSIONAL SERVICES -- 1.8%
Dun & Bradstreet Corp. .................     101,225        8,540,353
Equifax, Inc. ..........................     335,313       10,357,819
Monster Worldwide, Inc. (a)(b)..........     400,131        6,962,279
Robert Half International, Inc. (a).....     415,937       11,117,996
                                                       --------------
                                                           36,978,447
                                                       --------------
ROAD & RAIL -- 10.7%
Burlington Northern Santa Fe Corp. .....     573,615       56,569,912
CSX Corp. ..............................     921,843       44,700,167
Norfolk Southern Corp. (a)..............     841,348       44,103,462
Ryder System, Inc. (a)..................     198,354        8,166,234
Union Pacific Corp. ....................   1,069,782       68,359,070
                                                       --------------
                                                          221,898,845
                                                       --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.3%
Fastenal Co. (a)........................     257,106       10,705,894
W.W. Grainger, Inc. (a).................     161,320       15,620,615
                                                       --------------
                                                           26,326,509
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $2,547,875,898).................                2,076,545,089
                                                       --------------
SHORT TERM INVESTMENTS -- 4.2%
MONEY MARKET FUNDS -- 4.2%
State Street Institutional Liquid
  Reserves Fund (c).....................   1,286,040        1,286,040
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  85,670,116       85,670,116
                                                       --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $86,956,156)....................                   86,956,156
                                                       --------------
TOTAL INVESTMENTS -- 104.0% (e)
  (Cost $2,634,832,054).................                2,163,501,245
OTHER ASSETS AND
  LIABILITIES -- (4.0)% ................                  (83,079,983)
                                                       --------------
NET ASSETS -- 100.0%....................               $2,080,421,262
                                                       ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
CHEMICALS -- 54.8%
Air Products & Chemicals, Inc. .........      975,367   $   79,063,249
Airgas, Inc. ...........................      445,712       21,215,891
CF Industries Holdings, Inc. (a)........      262,704       23,848,269
Du Pont (E.I.) de Nemours & Co. (a).....    4,547,910      153,128,130
Eastman Chemical Co. (a)................      394,562       23,768,415
Ecolab, Inc. ...........................    1,229,436       54,808,257
FMC Corp. (a)...........................      391,674       21,839,742
International Flavors &
  Fragrances, Inc. .....................      439,129       18,065,767
Monsanto Co. ...........................    2,742,953      224,236,408
PPG Industries, Inc. ...................      867,479       50,782,221
Praxair, Inc. ..........................    1,543,961      123,995,508
Sigma-Aldrich Corp. (a).................      641,888       32,434,600
The Dow Chemical Co. (a)................    5,755,678      159,029,383
                                                        --------------
                                                           986,215,840
                                                        --------------
CONSTRUCTION MATERIALS -- 1.9%
Vulcan Materials Co. (a)................      660,018       34,763,148
                                                        --------------
CONTAINERS & PACKAGING -- 6.1%
Ball Corp. (a)..........................      504,891       26,102,865
Bemis Co., Inc. ........................      604,860       17,934,099
Owens-Illinois, Inc. (b)................      890,496       29,270,603
Pactiv Corp. (a)(b).....................      726,033       17,526,437
Sealed Air Corp. (a)....................      879,493       19,225,717
                                                        --------------
                                                           110,059,721
                                                        --------------
METALS & MINING -- 29.5%
AK Steel Holding Corp. (a)..............      627,489       13,396,890
Alcoa, Inc. (a).........................    5,020,641       80,932,733
Allegheny Technologies, Inc. (a)........      537,802       24,077,396
Cliffs Natural Resources, Inc. (a)......      659,124       30,379,025
Freeport-McMoRan Copper &
  Gold, Inc. (a)........................    2,163,277      173,689,510
Newmont Mining Corp.
  (Holding Co.).........................    1,782,515       84,330,785
Nucor Corp. (a).........................    1,617,448       75,453,949
Titanium Metals Corp. (a)(b)............      588,031        7,362,148
United States Steel Corp. (a)...........      755,335       41,634,065
                                                        --------------
                                                           531,256,501
                                                        --------------
PAPER & FOREST PRODUCTS -- 7.5%
International Paper Co. ................    2,250,584       60,270,640
MeadWestvaco Corp. .....................      930,051       26,627,360
Weyerhaeuser Co. (a)....................    1,105,734       47,701,365
                                                        --------------
                                                           134,599,365
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,946,855,844).................                 1,796,894,575
                                                        --------------
SHORT TERM INVESTMENTS -- 11.4%
MONEY MARKET FUNDS -- 11.4%
State Street Institutional Liquid
  Reserves Fund (c).....................    1,605,948        1,605,948
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  203,310,280      203,310,280
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $204,916,228)...................                   204,916,228
                                                        --------------
TOTAL INVESTMENTS -- 111.2% (e)
  (Cost $2,151,772,072).................                 2,001,810,803
OTHER ASSETS AND
  LIABILITIES -- (11.2)% ...............                  (201,569,860)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,800,240,943
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedule of Investments)

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 11.4%
Cisco Systems, Inc. (a).................   11,773,468   $  281,856,824
Harris Corp. ...........................      294,782       14,016,884
JDS Uniphase Corp. (a)..................      581,501        4,797,383
Juniper Networks, Inc. (a)(b)...........    1,110,054       29,605,140
Motorola, Inc. (a)......................    4,841,964       37,573,641
QUALCOMM, Inc. .........................    3,438,292      159,055,388
Tellabs, Inc. (a).......................      925,212        5,255,204
                                                        --------------
                                                           532,160,464
                                                        --------------
COMPUTERS & PERIPHERALS -- 25.1%
Apple, Inc. (a).........................    1,842,902      388,594,316
Dell, Inc. (a)(b).......................    3,584,147       51,468,351
EMC Corp. (a)...........................    4,228,971       73,880,123
Hewlett-Packard Co. ....................    4,027,544      207,458,791
International Business Machines Corp. ..    2,688,138      351,877,264
Lexmark International, Inc. (Class
  A) (a)................................      206,193        5,356,894
NetApp, Inc. (a)(b).....................      729,747       25,095,999
QLogic Corp. (a)(b).....................      287,096        5,417,502
SanDisk Corp. (a)(b)....................      509,484       14,769,941
Sun Microsystems, Inc. (a)..............    1,646,046       15,423,451
Teradata Corp. (a)......................      384,174       12,074,589
Western Digital Corp. (a)...............      486,817       21,492,971
                                                        --------------
                                                         1,172,910,192
                                                        --------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 12.5%
AT&T, Inc. .............................   12,076,045      338,491,541
CenturyTel, Inc. .......................      637,130       23,070,477
Frontier Communications Corp. (b).......      767,460        5,993,863
Qwest Communications International,
  Inc. (b)..............................    3,295,892       13,875,705
Verizon Communications, Inc. ...........    5,844,530      193,629,279
Windstream Corp. (b)....................      991,541       10,897,036
                                                        --------------
                                                           585,957,901
                                                        --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 2.8%
Agilent Technologies, Inc. (a)(b).......      740,224       22,998,760
Amphenol Corp. (Class A)................      376,199       17,372,870
Corning, Inc. ..........................    3,246,995       62,699,474
FLIR Systems, Inc. (a)(b)...............      344,152       11,260,653
Jabil Circuit, Inc. ....................      460,270        7,994,890
Molex, Inc. (b).........................      323,208        6,965,132
                                                        --------------
                                                           129,291,779
                                                        --------------
INTERNET SOFTWARE & SERVICES -- 9.0%
Akamai Technologies, Inc. (a)(b)........      397,477       10,068,093
eBay, Inc. (a)..........................    2,341,472       55,118,251
Google, Inc. (Class A) (a)..............      493,500      305,960,130
VeriSign, Inc. (a)(b)...................      434,314       10,527,771
Yahoo!, Inc. (a)........................    2,491,158       41,801,631
                                                        --------------
                                                           423,475,876
                                                        --------------
IT SERVICES -- 7.2%
Affiliated Computer Services, Inc.
  (Class A) (a).........................      217,304       12,970,876
Automatic Data Processing, Inc. ........    1,056,248       45,228,539
Cognizant Technology Solutions Corp.
  (Class A) (a).........................      627,722       28,435,807
Computer Sciences Corp. (a).............      329,823       18,974,717
Fidelity National Information
  Services, Inc. .......................      733,502       17,193,287
Fiserv, Inc. (a)........................      334,323       16,207,979
MasterCard, Inc. (Class A) (b)..........      200,999       51,451,724
Paychex, Inc. (b).......................      690,535       21,157,992
SAIC, Inc. (a)..........................      605,948       11,476,655
The Western Union Co. ..................    1,464,271       27,601,508
Total System Services, Inc. (b).........      461,324        7,967,066
Visa, Inc. (Class A)....................      915,984       80,111,961
                                                        --------------
                                                           338,778,111
                                                        --------------
OFFICE ELECTRONICS -- 0.3%
Xerox Corp. (b).........................    1,901,883       16,089,930
                                                        --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 10.9%
Advanced Micro Devices, Inc. (a)........    1,311,891       12,699,105
Altera Corp. (b)........................      650,376       14,718,009
Analog Devices, Inc. ...................      630,967       19,925,938
Applied Materials, Inc. ................    2,799,382       39,023,385
Broadcom Corp. (Class A) (a)............      913,014       28,714,290
Intel Corp. ............................    9,640,920      196,674,768
KLA-Tencor Corp. .......................      376,271       13,605,959
Linear Technology Corp. (b).............      490,463       14,978,740
LSI Logic Corp. (a).....................    1,504,278        9,040,711
MEMC Electronic Materials, Inc. (a).....      513,989        7,000,530
Microchip Technology, Inc. (b)..........      411,196       11,949,356
Micron Technology, Inc. (a)(b)..........    1,851,336       19,550,108
National Semiconductor Corp. (b)........      552,071        8,479,811
Novellus Systems, Inc. (a)(b)...........      242,867        5,668,516
NVIDIA Corp. (a)(b).....................    1,199,750       22,411,330
Teradyne, Inc. (a)(b)...................      462,427        4,961,842
Texas Instruments, Inc. ................    2,603,909       67,857,868
Xilinx, Inc. (b)........................      606,652       15,202,699
                                                        --------------
                                                           512,462,965
                                                        --------------
SOFTWARE -- 19.3%
Adobe Systems, Inc. (a).................    1,100,471       40,475,323
Autodesk, Inc. (a)......................      509,404       12,943,956
BMC Software, Inc. (a)..................      400,167       16,046,697
CA, Inc. ...............................      853,859       19,177,673
Citrix Systems, Inc. (a)(b).............      399,092       16,606,218
Compuware Corp. (a).....................      596,388        4,311,885
Electronic Arts, Inc. (a)(b)............      715,251       12,695,705
Intuit, Inc. (a)(b).....................      681,605       20,932,090
McAfee, Inc. (a)........................      344,730       13,985,696
Microsoft Corp. ........................   15,810,311      482,056,383
Novell, Inc. (a)........................      914,382        3,794,685
Oracle Corp. ...........................    8,046,736      197,466,902
Red Hat, Inc. (a).......................      418,101       12,919,321
Salesforce.com, Inc. (a)(b).............      241,478       17,813,832
Symantec Corp. (a)......................    1,717,998       30,734,984
                                                        --------------
                                                           901,961,350
                                                        --------------

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
WIRELESS TELECOMMUNICATION
  SERVICES -- 1.4%
American Tower Corp. (Class A) (a)......      847,105   $   36,603,407
MetroPCS Communications, Inc. (a)(b)....      630,739        4,812,539
Sprint Nextel Corp. (a)(b)..............    6,324,666       23,148,277
                                                        --------------
                                                            64,564,223
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $4,816,565,249).................                 4,677,652,791
                                                        --------------
SHORT TERM INVESTMENTS -- 3.5%
MONEY MARKET FUNDS -- 3.5%
State Street Institutional Liquid
  Reserves Fund (c).....................    4,976,760        4,976,760
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  159,963,717      159,963,717
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $164,940,477)...................                   164,940,477
                                                        --------------
TOTAL INVESTMENTS -- 103.4% (e)
  (Cost $4,981,505,726).................                 4,842,593,268
OTHER ASSETS AND
  LIABILITIES -- (3.4)% ................                  (160,722,617)
                                                        --------------
NET ASSETS -- 100.0%....................                $4,681,870,651
                                                        ==============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
ELECTRIC UTILITIES -- 54.0%
Allegheny Energy, Inc. .................    1,696,431   $   39,832,200
American Electric Power Co., Inc. ......    4,752,645      165,344,520
Duke Energy Corp. ......................   11,919,119      205,128,038
Edison International....................    3,241,384      112,735,336
Entergy Corp. ..........................    1,871,318      153,148,665
Exelon Corp. ...........................    6,530,846      319,162,444
FirstEnergy Corp. ......................    3,019,249      140,244,116
FPL Group, Inc. ........................    4,094,013      216,245,767
Northeast Utilities.....................    1,737,932       44,821,266
Pepco Holdings, Inc. (a)................    2,229,670       37,569,939
Pinnacle West Capital Corp. ............    1,026,525       37,550,285
PPL Corp. (a)...........................    3,748,823      121,124,471
Progress Energy, Inc. ..................    2,788,116      114,340,637
Southern Co. (a)........................    7,925,760      264,086,323
                                                        --------------
                                                         1,971,334,007
                                                        --------------
GAS UTILITIES -- 4.1%
EQT Corp. (a)...........................    1,296,650       56,948,868
Nicor, Inc. (a).........................      465,006       19,576,752
Questar Corp. ..........................    1,738,119       72,253,607
                                                        --------------
                                                           148,779,227
                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 4.3%
Constellation Energy Group, Inc. .......    1,999,974       70,339,085
The AES Corp. (a)(b)....................    6,651,296       88,528,750
                                                        --------------
                                                           158,867,835
                                                        --------------
MULTI-UTILITIES -- 37.3%
Ameren Corp. ...........................    2,366,329       66,138,896
CenterPoint Energy, Inc. ...............    3,926,483       56,973,268
CMS Energy Corp. (a)....................    2,328,796       36,468,945
Consolidated Edison, Inc. ..............    2,798,532      127,137,309
Dominion Resources, Inc. (a)............    5,915,430      230,228,536
DTE Energy Co. (a)......................    1,650,935       71,964,257
Integrys Energy Group, Inc. (a).........      771,163       32,381,134
NiSource, Inc. (a)......................    2,774,162       42,666,612
PG&E Corp. .............................    3,693,503      164,914,909
Public Service Enterprise Group, Inc. ..    5,011,546      166,633,904
SCANA Corp. (a).........................    1,097,156       41,340,838
Sempra Energy...........................    2,455,430      137,454,971
TECO Energy, Inc. (a)...................    2,156,367       34,976,273
Wisconsin Energy Corp. .................    1,157,994       57,702,841
Xcel Energy, Inc. (a)...................    4,561,996       96,805,555
                                                        --------------
                                                         1,363,788,248
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $4,163,539,695).................                 3,642,769,317
                                                        --------------
SHORT TERM INVESTMENTS -- 4.8%
MONEY MARKET FUNDS -- 4.8%
State Street Institutional Liquid
  Reserves Fund (c).....................    3,633,578        3,633,578
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  169,957,808      169,957,808
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $173,591,386)...................                   173,591,386
                                                        --------------
TOTAL INVESTMENTS -- 104.5% (e)
  (Cost $4,337,131,081).................                 3,816,360,703
OTHER ASSETS AND
  LIABILITIES -- (4.5)% ................                  (163,512,134)
                                                        --------------
NET ASSETS -- 100.0%....................                $3,652,848,569
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Funds' net asset value and the prices used by the Funds' respective benchmark index, which, in turn, could result in a difference between the Funds' performance and the performance of the Funds' respective benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds' investments by industry.

The following table summarizes the inputs used in valuing the Funds' investments, as of December 31, 2009:

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
                                              PRICES             INPUTS           INPUTS           TOTAL
                                          --------------   -----------------   ------------   --------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $1,547,633,510          $--               $--       $1,547,633,510
Consumer Staples Select Sector
  SPDR Fund.............................   2,381,041,133           --                --        2,381,041,133
Energy Select Sector SPDR Fund..........   5,791,289,863           --                --        5,791,289,863
Financial Select Sector SPDR Fund.......   7,140,231,383           --                --        7,140,231,383
Health Care Select Sector SPDR Fund.....   2,948,616,629           --                --        2,948,616,629
Industrial Select Sector SPDR Fund......   2,163,501,245           --                --        2,163,501,245
Materials Select Sector SPDR Fund.......   2,001,810,803           --                --        2,001,810,803
Technology Select Sector SPDR Fund......   4,842,593,268           --                --        4,842,593,268
Utilities Select Sector SPDR Fund.......   3,816,360,703           --                --        3,816,360,703


TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2009, and for the period then ended are:

 NUMBER OF                                             PURCHASED                     SOLD               NUMBER OF
SHARES HELD       COST AT        VALUE AT      ------------------------    ------------------------    SHARES HELD      VALUE AT
 AT 9/30/09       9/30/09         9/30/09          COST         SHARES       PROCEEDS       SHARES     AT 12/31/09      12/31/09
-----------    ------------    ------------    -----------    ---------    -----------    ---------    -----------    ------------
 2,604,266     $126,321,571    $136,984,391    $47,946,928    1,069,522    $57,783,943    1,310,378     2,363,410     $102,902,871
 NUMBER OF
SHARES HELD    DIVIDEND      REALIZED
 AT 9/30/09     INCOME     GAIN (LOSS)
-----------    --------    -----------
 2,604,266      $23,659    $(2,828,410)


Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund"), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests subtantially all of its assets in the State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective master portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month.

                                                          PURCHASED                      SOLD
                                      VALUE AT   --------------------------   --------------------------    VALUE AT
                                       9/30/09       COST          SHARES       PROCEEDS        SHARES      12/31/09    INCOME
                                      --------   ------------   -----------   ------------   -----------   ----------   ------
Consumer Discretionary Select Sector
  SPDR Fund.........................     $--     $ 19,757,242    19,757,242   $ 19,239,835    19,239,835   $  517,407   $  773
Consumer Staples Select Sector SPDR
  Fund..............................      --       82,084,629    82,084,629     81,871,013    81,871,013      213,616    2,034
Energy Select Sector SPDR Fund......      --      106,148,025   106,148,025    100,888,722   100,888,722    5,259,303    4,405
Financial Select Sector SPDR Fund...      --       69,179,083    69,179,083     63,342,998    63,342,998    5,836,085    2,767
Health Care Select Sector SPDR
  Fund..............................      --      107,492,122   107,492,122    104,929,213   104,929,213    2,562,909    3,044
Industrial Select Sector SPDR Fund..      --       36,133,960    36,133,960     34,847,920    34,847,920    1,286,040    1,784
Materials Select Sector SPDR Fund...      --       27,219,386    27,219,386     25,613,438    25,613,438    1,605,948    1,392
Technology Select Sector SPDR Fund..      --       56,392,471    56,392,471     51,415,711    51,415,711    4,976,760    4,549
Utilities Select Sector SPDR Fund...      --       91,861,389    91,861,389     88,227,811    88,227,811    3,633,578    5,646

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund the Adviser. Amounts relating to these investments at December 31, 2009, and for the period then ended are:

                                                          PURCHASED                      SOLD
                                    VALUE AT     --------------------------   --------------------------     VALUE AT
                                     9/30/09         COST          SHARES       PROCEEDS        SHARES       12/31/09      INCOME
                                  ------------   ------------   -----------   ------------   -----------   ------------   --------
Consumer Discretionary Select
  Sector SPDR Fund..............  $173,717,058   $239,094,241   239,094,241   $349,224,118   349,224,118   $ 63,587,181   $188,488
Consumer Staples Select Sector
  SPDR Fund.....................    86,879,493    191,467,989   191,467,989    162,011,013   162,011,013    116,336,469     36,463
Energy Select Sector SPDR Fund..   310,861,493    207,212,823   207,212,823    295,404,530   295,404,530    222,669,786    144,076
Financial Select Sector SPDR
  Fund..........................   473,816,676    506,264,988   506,264,988    667,990,762   667,990,762    312,090,902    488,832
Health Care Select Sector SPDR
  Fund..........................    80,978,300    150,210,747   150,210,747    207,269,921   207,269,921     23,919,126    102,133
Industrial Select Sector SPDR
  Fund..........................   172,600,987    188,167,193   188,167,193    275,098,064   275,098,064     85,670,116     99,494
Materials Select Sector SPDR
  Fund..........................   101,090,610    512,839,100   512,839,100    410,619,430   410,619,430    203,310,280     90,869
Technology Select Sector SPDR
  Fund..........................   184,918,587    250,690,668   250,690,668    275,645,538   275,645,538    159,963,717     80,078
Utilities Select Sector SPDR
  Fund..........................   160,132,319    740,890,565   740,890,565    731,065,076   731,065,076    169,957,808     90,430


AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2009 was as follows:

                                                               GROSS           GROSS        NET UNREALIZED
                                            IDENTIFIED      UNREALIZED      UNREALIZED       APPRECIATION
                                               COST        APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                          --------------   ------------   --------------   ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $1,703,232,133   $ 20,050,365   $  175,648,988   $  (155,598,623)
Consumer Staples Select Sector SPDR
  Fund..................................   2,671,643,762     10,133,395      300,736,024      (290,602,629)
Energy Select Sector SPDR Fund..........   7,079,629,878     39,770,050    1,328,110,065    (1,288,340,015)
Financial Select Sector SPDR Fund.......   6,991,914,155    259,587,198      111,269,970       148,317,228
Health Care Select Sector SPDR Fund.....   3,386,603,121     24,425,425      462,411,917      (437,986,492)
Industrial Select Sector SPDR Fund......   2,634,832,054      4,776,230      476,107,039      (471,330,809)
Materials Select Sector SPDR Fund.......   2,151,772,072     20,752,456      170,713,725      (149,961,269)
Technology Select Sector SPDR Fund......   4,981,505,726    247,153,397      386,065,855      (138,912,458)
Utilities Select Sector SPDR Fund.......   4,337,131,081     15,832,540      536,602,918      (520,770,378)



Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer

Date: February 26, 2010